Net Income/Loss Per Share (Details) - Schedule of Basic and Diluted Net Loss Per Share - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024		Jun. 30, 2023
Numerator:
Numerator for basic and diluted net (loss) income per share (in Dollars)	$ 123	$ (1,001)	$ 216		$ (2,195)
Numerator for diluted net (loss) income per share (in Dollars)			$ 216		$ (2,195)
Denominator:
Denominator for basic and diluted net (loss) income per share weighted average ordinary shares outstanding (in Shares)	57,127,524	57,127,524	57,127,524		55,525,314
Denominator for diluted net loss per share weighted average ordinary shares outstanding (in Shares)	57,127,524	57,127,524	57,127,524		55,525,314
Basic net (loss) income per share	$ 0.0022	$ (0.0175)	$ 0.0038		$ (0.0395)
Diluted net (loss) income per share	0.0022	(0.0175)	0.0038		(0.0395)
ADS [Member]
Denominator:
Basic net (loss) income per share	0.044	(0.35)	0.076	[1]	(0.79)	[1]
Diluted net (loss) income per share	$ 0.044	$ (0.35)	$ 0.076	[1]	$ (0.79)	[1]

[1]	In February 2024, the Company changed the ratio of its American depositary shares (“ADSs”) to its Class A ordinary shares from one (1) ADS, representing two (2) Class A ordinary shares, to one (1) ADS representing twenty (20) Class A ordinary shares.